Other Current Assets	6 Months Ended
Jun. 30, 2026
Prepaid Expense and Other Assets, Current [Abstract]
Other Current Assets

Note 3 – Other Current Assets:

	June 30	December 31
	2026	2025
Governmental institutions	58,606	32,330
Prepaid expenses	253,572	122,532
Advance to suppliers	71,587	72,799
Income receivable	17,807	51,305
Other current assets	4,331	4,044
	405,903	283,010